Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Profit for the period	$ 8,091	$ 75,923
Adjustments for:
Income tax (benefit)	(2,002)	(39,980)
Depreciation of property, plant and equipment	144,232	168,845
Depreciation of right of use assets	58,847	64,127
Net (gain) / loss from the fair value adjustment of investment properties	(3,614)	22,484
Amortization of intangible assets	1,480	1,769
Gain from the sale of farmland and other assets	0	(6,050)
Gain from disposal of other property items	(1,623)	(478)
Impairment due to fire	0	14,036
Equity settled share-based compensation granted	11,580	5,081
(Gain) from derivative financial instruments	(4,827)	(3,118)
Interest, finance cost related to lease liabilities and other financial expense, net	64,563	58,885
Initial recognition and changes in fair value of non-harvested biological assets (unrealized)	(21,642)	(5,904)
Changes in net realizable value of agricultural produce after harvest (unrealized)	(8,372)	1,834
Provision and allowances	(171)	(1,993)
Tax credit recognized	(4,132)	0
Net loss of inflation effects on the monetary items	6,029	1,911
Foreign exchange (gains) / losses, net	(12,323)	5,051
Cash flow hedge – transfer from equity	0	28,224
Subtotal	236,116	390,647
Changes in operating assets and liabilities:
Increase in trade and other receivables	(75,879)	(150,992)
Increase in inventories	(103,725)	(111,079)
Decrease in biological assets	70,253	64,349
Decrease / (increase) in other assets	262	(374)
(Increase) / decrease in derivative financial instruments	(4,598)	20,471
Decrease / (increase) in trade and other payables	12,502	(49,063)
Increase in payroll and social security liabilities	6,697	4,970
(Decrease) / increase in provisions for other liabilities	(85)	901
Net cash provided by operating activities before taxes paid	141,543	169,830
Income tax paid	(2,852)	(4,963)
Net cash provided by operating activities	138,691	164,867
Cash flows from investing activities:
Acquisition of a business, net of cash and cash equivalents acquired	0	(15,923)
Purchases of property, plant and equipment	(189,891)	(203,153)
Purchases of cattle and non-current biological assets	(138)	(1,445)
Purchases of intangible assets	(1,244)	(1,019)
Interest received and others	12,931	6,496
Proceeds from sale of property, plant and equipment	1,316	890
Advance payments for acquisition of joint venture	(96,000)	0
Proceeds from sale of farmlands and other assets	3,292	23,259
Acquisition of short-term investment	(103,775)	(33,711)
Disposal of short-term investment	110,980	77,551
Net cash used in investing activities	(262,529)	(147,055)
Cash flows from financing activities:
Proceeds from equity settled share-based compensation exercise	45	98
Proceeds from long-term borrowings	552,622	94,594
Payments of long-term borrowings	(200,271)	(96,727)
Proceeds from short-term borrowings	212,922	89,936
Payment of short-term borrowings	(154,699)	(121,660)
Payments of derivative financial instruments	(137)	(581)
Lease payments	(85,102)	(80,756)
Interest paid	(44,930)	(19,064)
Purchase of own shares	(10,210)	(58,279)
Dividends paid to non-controlling interest	0	(376)
Dividends to shareholders	(17,500)	(17,500)
Net cash generated / used in financing activities	252,740	(210,315)
Net decrease in cash and cash equivalents	128,902	(192,503)
Cash and cash equivalents at beginning of period	211,244	339,781
Effect of exchange rate changes and inflation on cash and cash equivalents	(148)	50,977
Cash and cash equivalents at end of period	$ 339,998	$ 198,255